Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income from continuing operations attributable to IGT PLC	$ 117	$ 116	$ 420
Net income (loss) from discontinued operations attributable to IGT PLC	231	41	(145)
Net income attributable to IGT PLC	$ 348	$ 156	$ 275
Denominator:
Weighted average shares - basic (in shares)	202	200	202
Incremental shares under stock based compensation plans (in shares)	2	3	2
Weighted average shares, diluted (in shares)	204	203	203
Net income from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.58	$ 0.58	$ 2.08
Net income from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	0.57	0.57	2.07
Net income from discontinued operations attributable to IGT PLC per common share - basic (in dollars per share)	1.15	0.20	(0.72)
Net income from discontinued operations attributable to IGT PLC per common share - diluted (in dollars per share)	1.14	0.20	(0.71)
Net income attributable to IGT PLC per common share - basic (in dollars per share)	1.73	0.78	1.36
Net income attributable to IGT PLC per common share - diluted (in dollars per share)	$ 1.71	$ 0.77	$ 1.35